Cost of Sales - Additional Information (Detail) - Cost of sales [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information About Cost of Sales [Line Items]
Carbon tax recognized as expense	$ 24.6	$ 7.2
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Depreciation expense	114.7	95.0
Wages and benefit costs	365.3	375.6
Past service cost	47.9	$ 47.9
Steel [Member] | Pension defined benefit plans [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Past service cost	44.5
Steel [Member] | Post-employment medical defined benefit plans [member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Past service cost	$ 3.4